Summary of Changes in Benefit Obligations for Companies Post-Retirement Benefit Obligations (Detail) (Foreign Other Post-retirement Plan) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of the year	94	74	$ 2	$ 2
Service cost	3	2
Interest cost	4	4
Benefits paid	(6)	(6)
Actuarial gain	(18)	11
Effect of foreign exchange rate changes	5	9
Benefit obligation, end of the year	82	94	2	2
Actuarial loss/(gain) recognized as a component of accumulated other comprehensive loss	(18)	11